UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


   /s/ Ranjan Tandon               New York, NY               August 13, 2007
-----------------------     --------------------------     ---------------------
      [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total:  $189,254
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.            Form 13F File Number               Name

1.             028-10574                          Libra Associates, LLC
2.             028-10573                          Libra Fund, L.P.
----          -------------------               ------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2007
Column 1                       Column 2          Column 3   Column 4       Column   5     Column 6        Column 7     Column 8

                               TITLE                        MARKET     SHARES/  SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUE                  OF CLASS          CUSIP      VALUE      PRN AMT. PRN CALL  DISCRETION      MGRS   SOLE    SHARED NONE
                                                            (X$1,000)

AGNICO EAGLE MINES LTD         COM               008474108    4,169    114,423  SH        Shared-Defined  1,2     114,423
AMERICAN BANK NOTE HOLOGRAPH   COM               024377103    7,589  2,156,000  SH        Shared-Defined  1,2   2,156,000
CIT GROUP INC                  COM               125581108    9,327    170,100  SH        Shared-Defined  1,2     170,100
COTT CORP                      COM               22163N106      144     10,000  SH        Shared-Defined  1,2      10,000
DUN & BRADSTREET CORP DEL NE   COM               26483E100   25,396    246,615  SH        Shared-Defined  1,2     246,615
ENDEAVOUR SILVER CORP          COM               29258Y103      838    185,800  SH        Shared-Defined  1,2     185,800
ENERGY METALS CORP             COM               29271B106    5,036    343,124  SH        Shared-Defined  1,2     343,124
ENTREE GOLD INC                COM               29383G100    1,692    690,700  SH        Shared-Defined  1,2     690,700
GOLDCORP INC NEW               COM               380956409   21,139    888,371  SH        Shared-Defined  1,2     888,371
GOLDEN STAR RES LTD CDA        COM               38119T104      229     61,800  SH        Shared-Defined  1,2      61,800
GREAT BASIN GOLD LTD           COM               390124105    8,068  3,187,450  SH        Shared-Defined  1,2   3,187,450
KINROSS GOLD CORP              COM NO PAR        496902404    4,011    343,539  SH        Shared-Defined  1,2     343,539
LEADER ENERGY SERVICES LTD     COM               52168A106      123    170,900  SH        Shared-Defined  1,2     170,900
LMS MEDICAL SYSTEMS INC        COM               502089105    1,290    792,200  SH        Shared-Defined  1,2     792,200
METALLICA RES INC              COM               59125J104    3,627    783,500  SH        Shared-Defined  1,2     783,500
MILLENNIUM CELL INC            COM               60038B105       60     88,980  SH        Shared-Defined  1,2      88,980
MINEFINDERS  LTD               COM               602900102   18,592  1,602,600  SH        Shared-Defined  1,2   1,602,600
MINES MANAGEMENT INC           COM               603432105    2,106    625,000  SH        Shared-Defined  1,2     625,000
MIRAMAR MINING CORP            COM               60466E100   10,395  2,423,700  SH        Shared-Defined  1,2   2,423,700
NEVSUN RES LTD                 COM               64156L101    2,563  1,025,600  SH        Shared-Defined  1,2   1,025,600
NEW GOLD INC CDA               COM               644535106   11,568  1,797,500  SH        Shared-Defined  1,2   1,797,500
NORTHGATE MINERALS CORP        COM               666416102      244     84,000  SH        Shared-Defined  1,2      84,000
NORTHERN ORION RES INC         COM               665575106   14,078  2,474,930  SH        Shared-Defined  1,2   2,474,930
NORTHERN DYNASTY MINERALS LT   COM NEW           66510M204      541     46,000  SH        Shared-Defined  1,2      46,000
NOVAGOLD RES INC               COM NEW           66987E206    7,214    480,000  SH        Shared-Defined  1,2     480,000
PACIFIC RIM MNG CORP           COM NEW           694915208    3,868  3,616,000  SH        Shared-Defined  1,2   3,616,000
TASEKO MINES LTD               COM               876511106      471    127,400  SH        Shared-Defined  1,2     127,400
TESCO CORP                     COM               88157K101   13,000    408,150  SH        Shared-Defined  1,2     408,150
U S GOLD CORP                  COM PAR $0.10     912023207      221     40,251  SH        Shared-Defined  1,2      40,251
WESTAIM CORP                   COM               956909105      530    964,353  SH        Shared-Defined  1,2     964,353
AGNICO EAGLE MINES LTD         *W EXP 11/07/200  008474132      224     12,500  SH        Shared-Defined  1,2      12,500
GOLDCORP INC NEW               *W EXP 06/09/201  380956177      526     57,000  SH        Shared-Defined  1,2      57,000
YAMANA GOLD INC                COM               98462Y100   10,375    933,308  SH        Shared-Defined  1,2     933,308

                                                            189,254

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